15. Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiary and VIEs in the PRC. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed.

According to the PRC Corporate Income Tax Law, or the CIT Law, which became effective on January 1, 2008, as further clarified by subsequent tax regulations implementing the CIT Law, foreign-invested enterprises and domestic enterprises are subject to corporate income tax, at a uniform rate of 25%. The CIT rate of enterprises established before March 16, 2007 that were eligible for preferential tax rates according to then effective tax laws and regulations will gradually transition to the uniform 25% CIT rate by January 1, 2013. In addition, certain enterprises may still benefit from a preferential tax rate of 15% under the CIT Law if they qualify as “high and new technology enterprises strongly supported by the state,” subject to certain general factors described in the CIT Law and the related regulations.

In December 2008, the Company’s subsidiary eFuture Beijing was designated as “High and New Technology Enterprises” under the CIT Law, which entitles it to a preferential CIT rate of 15% from 2008 to 2013. Biaoshang, Wangku and Changshengtiandi were subject to a 25% tax rate in 2010, 2011 and 2012, respectively.

The CIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC CIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2012, the Company has not accrued for PRC tax on such basis as it had no substantial business. The Company will continue to monitor its tax status.

Loss before tax  for the years ended December 31, 2010, 2011 and 2012 was taxed in the following jurisdictions:

	Chinese Yuan (Renminbi)			U.S. Dollars
				For the Year Ended
	For the Years Ended December 31,			December 31,
	2010	2011	2012	2012
PRC	¥(431,337)	¥813,814	¥15,240,940	$2,446,340
Cayman Islands	(20,331,702)	(26,337,315)	(15,253,126)	(2,448,296)
Loss before income tax	¥(20,763,039)	¥(25,523,501)	¥(12,186)	$(1,956)

The income tax expenses (benefit) for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the Year Ended December 31,
	2010	2011	2012	2012
Current tax before tax loss carry forwards (set-off)	¥55,598	¥1,957,167	¥13,330,732	$2,139,730
Tax loss carry forwards (set-off)	(55,598)	162,457	59,638	9,573
Current income taxes	-	2,119,624	13,390,370	2,149,303
Deferred income taxes	(1,770,001)	(2,691,481)	(8,892,940)	(1,427,416)
Total income tax expenses (benefit)	¥(1,770,001)	¥(571,857)	¥4,497,430	$721,887

The reconciliation of income tax expenses computed by applying the statutory corporate income tax rate to pre-tax loss to the actual tax benefit is as follows:

	Chinese Yuan (Renminbi)
	For the Years Ended December 31,			U.S. Dollars For the Year Ended December 31,
	2010	2011	2012	2012
Income tax computed atstatutory tax rate	¥(5,190,760)	¥(6,380,875)	¥(3,046)	$(489)
Difference in tax rate of the Company outsidethe PRC	5,082,926	6,584,329	3,813,282	612,074
Effect of tax holiday for a subsidiary	43,134	(146,364)	(1,547,959)	(248,463)
Non-deductible expenses	1,278,601	887,675	2,799,105	449,287
Non-taxable income	(1,158,303)	-	-	-
Tax loss carry forward (set-off)	(55,598)	162,457	59,638	9,573
Withholding income tax for the dividends paid to Cayman Islands company	-	1,012,402	-	-
Deferred tax benefit	(1,770,001)	(2,691,481)	(623,600)	(100,095)
Income tax expenses (benefit)	¥(1,770,001)	¥(571,857)	¥4,497,430	$721,887

The components of the deferred tax assets and liabilities were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2011	2012	2012
Deferred Tax Assets:
Net operating loss carry forwards	¥162,457	¥222,095	$35,649
Allowance for doubtful accounts and write offs	513,230	2,332,527	374,396
Inventory provision	676,177	370,070	59,400
Trade receivables	1,210,198	-	-
Accruals and others	4,566,423	4,966,115	797,117
Intangible assets impairment	-	980,504	157,382
Valuation allowance	(162,457)	(222,095)	(35,649)
Total deferred tax assets	¥6,966,028	¥8,649,216	$1,388,295

Deferred Tax Liabilities:
Inventory and work in process	¥(3,095,419)	¥-	$-
Advance from customers	(4,114,852)	-	-
Intangible assets	(792,487)	(42,900)	(6,886)
Refundable value added tax	-	(750,106)	(120,400)
Total deferred tax liabilities	¥(8,002,758)	¥(793,006)	$(127,286)

Net deferred tax assets (liabilities)	¥(1,036,730)	¥7,856,210	$1,261,009

The Group recorded a valuation allowance against the 2011 and 2012 operating loss carry forwards of Changshengtiandi as of December 31, 2011 and 2012, respectively, as the Group believes it is more likely than not that such deferred tax assets will not be realized.

The Group has evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations. As of and for the years ended December 31, 2011 and 2012, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.